Label	Element	Value
TIAA-CREF Managed Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001084380_SupplementTextBlock

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy and will generally seek to meet its investment objective by investing: (1) approximately 60% of its assets in equity Underlying Funds including up to 5% of its assets in real estate Underlying Funds; and (2) approximately 40% of its assets in fixed-income Underlying Funds (“target allocations”).

     The Fund currently intends to invest in the following equity Underlying Funds: Growth & Income Fund, International Equity Fund, International Opportunities Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Emerging Markets Equity Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Global Natural Resources Fund and Real Estate Securities Fund.

The Fund currently intends to invest in the following fixed-income Underlying Funds: Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund and Inflation-Linked Bond Fund.

     As a result of its investments in the Underlying Funds, the Managed Allocation Fund’s returns will reflect investments in a mix of domestic stocks of companies of all sizes, foreign equities, real estate securities and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the foreign and domestic equity markets, as well as overall financial and economic conditions. If the portfolio managers believe that the relative attractiveness of the markets in which the equity and fixed-income funds are invested changes, they can adjust the percentage of investments in these Underlying Funds up or down by up to 10%. At any given time the Fund may hold between 0% to 5% of its assets in real estate funds. The Fund’s composite benchmark is a composite of three benchmark indices representing three types of market sectors within the equity and fixed-income Underlying Fund asset classes, i.e., domestic equity, international equity and fixed-income. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “Additional Information About the Fund’s Composite Index” below.

     The composition of the Fund’s fixed-income portion will vary depending on the shape of the yield curve. This means that when there is not much difference between the yield on short-term and long-term bonds, the Fund would normally increase its investments in the Short-Term Bond Fund. The Fund will have less than 5% of its assets in the High-Yield Fund.

     The Fund might sometimes be even more heavily weighted toward equities or fixed-income, if Advisors believes market conditions warrant. For example, the Fund might increase its holdings in fixed-income funds in periods when Advisors believes equity markets will decline.

     As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Board has authorized the Fund to invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The Fund may use investments in ETFs and ETNs to gain exposure to various market sectors or securities in order to affect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

     For flexibility in meeting redemptions, expenses and the timing of new investments, and as a short-term defense during periods of unusual volatility, the Fund may invest in government securities (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), short-term paper or shares of the Money Market Fund. For temporary defensive purposes, the Managed Allocation Fund may invest without limitation in such securities. The Fund cannot guarantee that this strategy will be successful.

     The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of May 31, 2013, are listed in the chart below. These allocations may change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds		Allocation

EQUITY	60.40%	U.S. Equity	43.88%	•	Enhanced Large-Cap Value Index Fund	8.44%
				•	Large-Cap Value Fund	8.30%
				•	Enhanced Large-Cap Growth Index Fund	7.82%
				•	Large-Cap Growth Fund	7.66%
				•	Growth & Income Fund	7.16%
				•	Small-Cap Equity Fund	3.49%
				•	Mid-Cap Value Fund	0.55%
				•	Mid-Cap Growth Fund	0.46%

		International Equity	16.52%	•	International Equity Fund	6.15%
				•	Enhanced International Equity Index Fund	5.01%
				•	Emerging Markets Equity Fund	4.02%
				•	International Opportunities Fund	1.09%
				•	Global Natural Resources Fund	0.25%

FIXED-INCOME	39.60%	Fixed-Income	39.26%	•	Bond Plus Fund	37.25%
				•	High-Yield Fund	2.01%

		Short-Term Fixed-Income	0.34%	•	Money Market Fund	0.34%

Total	100.00%		100.00%			100.00%

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Managed Allocation Fund